INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (4,488)	$ (4,508)
Net Income	(240)	(54)
Other Comprehensive Income	(260)	(125)	$ (142)
Other	84	20
Acquisitions/ Dispositions	(947)	179
Net deferred income tax liabilities	(5,851)	(4,488)	(4,508)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	999	397
Net Income	377	506
Other Comprehensive Income	0	0
Other	(16)	146
Acquisitions/ Dispositions	371	(50)
Net deferred income tax liabilities	1,731	999	397
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(5,487)	(4,905)
Net Income	(617)	(560)
Other Comprehensive Income	(260)	(125)
Other	100	(126)
Acquisitions/ Dispositions	(1,318)	229
Net deferred income tax liabilities	$ (7,582)	$ (5,487)	$ (4,905)